Fair Value Measurements (Detail) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Mar. 31, 2021
Cash			$ 50,000	$ 50,000
Trust account		$ 532	1,455	680
Invested in U.S. Treasury Securities		351,713,981	176,531,482
Interest expense	$ 148,743		1,621,881
US Treasury Securities [Member]
Cash			$ 175,325,383	$ 351,889,481
Money Market Funds [Member]
Trust account		94,650
Warrants Liabilities [Member] | Level 3 [Member]
Transfer from Level 3 to Level 2 measurement		$ 23,100,000